RETIREMENT AND SEVERANCE BENEFITS	12 Months Ended
Mar. 31, 2014
RETIREMENT AND SEVERANCE BENEFITS
RETIREMENT AND SEVERANCE BENEFITS

8.             RETIREMENT AND SEVERANCE BENEFITS

The Company has defined benefit plans which consist primarily of the defined benefit indemnities plan covering substantially all employees in Japan. Under the severance indemnities plans, employees are entitled to severance payments based on their earnings and the length of service until retirement or termination of employment for reasons other than dismissal for cause.

Reconciliations of the beginning and ending balances of the benefit obligation and the fair value of plan assets for the years ended March 31, 2013 and 2014, are as follows:

	Thousands of Yen
	2013	2014
Change in benefit obligation:
Benefit obligation at beginning of year	¥11,856	¥15,903
Service cost	7,129	7,831
Interest cost	66	21
Actuarial (gain) loss	(1,665)	7,417
Benefits paid	(1,766)	(6,488)
Foreign currency exchange rate changes	283	584
Benefit obligation at end of year	¥15,903	¥25,268

Change in plan assets:
Fair value of plan assets at beginning of year	¥—	¥5,557
Employer contribution	5,557	4,490
Benefits paid	—	(3,434)
Foreign currency exchange rate changes	—	834
Fair value of plan assets at end of year	5,557	7,447

Funded status at end of year	¥(10,346)	¥(17,821)

The accumulated benefit obligations as of March 31, 2013 and 2014 are ¥15,207 thousand and ¥23,411 thousand, respectively.

Amounts recognized in the consolidated balance sheets as of March 31, 2013 and 2014, are as follows:

	Thousands of Yen
	2013	2014
Accrued retirement cost—current	¥4,082	¥5,301
Accrued retirement cost—noncurrent	6,264	12,520
Amount recognized	¥10,346	¥17,821

Net periodic retirement cost for the years ended March 31, 2012, 2013 and 2014, consists of the following components:

	Thousands of Yen
	2012	2013	2014
Service cost	¥3,604	¥7,129	¥7,831
Interest cost	57	66	21
Amortization of net gain	—	—	(174)
Net periodic retirement cost	¥3,661	¥7,195	¥7,678

Amounts recognized in other comprehensive income net of tax, for the years ended March 31, 2012, 2013 and 2014, are as follows:

	Thousands of Yen
	2012	2013	2014
Actuarial gain (loss)	¥(287)	¥1,071	¥(4,886)

Amounts recognized in accumulated other comprehensive income (loss), net of tax, as of March 31, 2013 and 2014, are as follows:

	Thousands of Yen
	2013	2014
Accumulated actuarial gain (loss)	¥808	¥(4,078)

The estimated net actuarial loss that will be amortized from accumulated other comprehensive income into net periodic retirement cost in the fiscal year ending March 31, 2015 is ¥1,594 thousand.

The Company uses its year-end as the measurement date for the benefit obligation. Weighted-average assumptions used to determine the year-end benefit obligation are as follows:

	2013	2014
Discount rate	0.26%	0.21%
Rate of compensation increase	4.86%	6.90%

Weighted-average assumptions used to determine the net periodic retirement cost for the years ended March 31, 2012, 2013 and 2014, are as follows:

	2012	2013	2014
Discount rate	0.75%	0.70%	0.26%
Rate of compensation increase	1.50%	2.77%	4.86%

The expected future benefit payments, which reflect expected future service, are as follows:

Years ending March 31	Thousands of Yen
2015	¥5,301
2016	4,371
2017	4,603
2018	4,358
2019	3,032
2020 through 2024	5,862

The Company expects to contribute ¥5,301 thousand to its defined benefit pension plan in the year ending March 31, 2015.

Plan assets cover the defined benefit plan for employees of a certain subsidiary. The Company’s funding policy with respect to the plan is to contribute annually its employees’ monthly salary to the plan. Plan assets are life insurance pooled investment portfolios, which are managed by an insurance company and guarantee a rate of return. The life insurance pooled investment portfolios are valued at conversion value and are classified as Level 2.